MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details) лв in Thousands, $ in Millions									12 Months Ended
	Dec. 01, 2017 EUR (€)	Jun. 13, 2017 EUR (€)	Dec. 21, 2016 EUR (€)	Oct. 27, 2016 EUR (€)	Sep. 30, 2016 EUR (€)	Jun. 16, 2016 EUR (€)	Jun. 15, 2016 EUR (€)	Feb. 27, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Oct. 23, 2017 BGN (лв)	Oct. 23, 2017 EUR (€)	Jan. 20, 2017 EUR (€)	Jan. 04, 2016 EUR (€)
Effects Of Changes In Ownership [Abstract]
Net Income / (loss) attributable to NBG shareholders									€ (230,000,000)	$ (278)	€ (300,000,000)	€ (8,464,000,000)
Increase / (decrease) in NBG's paid-in-capital due to minor changes in participations in other subsidiaries									(10,000,000)		0	4,000,000
Transfers (to) / from the non-controlling interest									(10,000,000)		0	4,000,000
Net loss attributable to NBG shareholders and transfers (to) / from non-controlling interest									€ (240,000,000)		€ (300,000,000)	€ (8,460,000,000)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Total consideration amount						€ 102,000
Finansbank
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount							€ 2,750,000,000
Repayments of subordinated debt							828,000,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration							2,750,000,000
Less: Costs to sell							(26,000,000)
Carrying value of non controlling interest							10,000,000
Less: Subsidiary's book value							232,000,000
Cumulative exchange loss in respect of the net assets of subsidiary reclassified from equity to profit or loss							(3,168,000,000)
Cumulative gain on available-for-sale financial assets of subsidiary reclassified from equity to profit or loss							115,000,000
Cumulative loss of pension liability of subsidiary reclassified from equity to profit or loss							(18,000,000)
Gain on sale / (Loss) on disposal							€ (105,000,000)
Plaza West AD (NBG Pangea REIC)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage								100.00%
Transaction cost								€ 11,000,000
Total consideration amount								12,000,000
Consideration paid in cash (in EUR)								€ 11,000,000
National Insurance Brokers S.A
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount															€ 1,000,000
KAROLOY SA (NBG Pangea REIC)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage			100.00%
Total consideration amount			€ 4,000,000
Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount				€ 299,000,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration				299,000,000
Less: Costs to sell				(8,000,000)
Carrying value of non controlling interest				97,000,000
Less: Subsidiary's book value				(185,000,000)
Gain on sale / (Loss) on disposal				€ 203,000,000
11 Limited Partnerships
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount					€ 288,000,000
Bankteco EOOD
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage			100.00%
UBB-AIG Insurance Company AD
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount																€ 2,000,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Gain on sale / (Loss) on disposal		€ 7,000,000
Finans Finansal Kiralama A.S
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary							29.87%
Finans Yatirim Menkul Degerler A.S
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary							0.20%
Finans Portfoy Yonetimi A.S
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary							0.02%
NBGI Private Equity Funds
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration					288,000,000
Less: Costs to sell					(14,000,000)
Carrying value of non controlling interest					(1,000,000)
Less: Subsidiary's book value					(269,000,000)
Cumulative gain on available-for-sale financial assets of subsidiary reclassified from equity to profit or loss					35,000,000
Gain on sale / (Loss) on disposal					€ 39,000,000
Serbian Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration	€ 125,000,000
Less: Costs to sell	(4,000,000)
Less: Subsidiary's book value	(182,000,000)
Cumulative exchange loss in respect of the net assets of subsidiary reclassified from equity to profit or loss	(177,000,000)
Gain on sale / (Loss) on disposal	(238,000,000)
Bulgarian Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration		610,000,000
Less: Costs to sell		(11,000,000)
Less: Subsidiary's book value		(586,000,000)
Cumulative exchange loss in respect of the net assets of subsidiary reclassified from equity to profit or loss		2,000,000
Cumulative gain on available-for-sale financial assets of subsidiary reclassified from equity to profit or loss		22,000,000
Cumulative loss of pension liability of subsidiary reclassified from equity to profit or loss		(1,000,000)
Gain on sale / (Loss) on disposal		€ 36,000,000
OTP BANKA SRBIJA A.D. NOVI SAD
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Repayment of loan	111,000,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration	€ 125,000,000
PNG PROPERTIES EAD (NBG Pangaea Reic)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Contributed capital													лв 50	€ 26,000
KBC Bank NV
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Ownership percentage after last transaction		99.10%
Repayments of subordinated debt		€ 26,000,000
Repayment of loan		70,000,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration		€ 610,000,000
United Bulgarian Bank AD - UBB
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Ownership percentage after last transaction		100.00%
UBB Insurance Broker AD (Ethniki Hellenic General Insurance S.A.)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Ownership percentage after last transaction		20.00%
UBB-Metlife Life insurance Company AD (Ethniki Hellenic General Insurance S.A.)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Ownership percentage after last transaction		30.00%
UBB Insurance Broker AD & UBB-Metlife Life insurance Company AD
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration		€ 10,000,000